21. QUARTERLY FINANCIAL DATA (UNAUDITED) (Details 2) - $ / shares	Dec. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 16, 2016
Paragon Commercial Corporation
Total shareholder return on common stock	$ 126.36	$ 104.86	$ 101.16	$ 100.00
S&P 500
Total shareholder return on common stock	108.96	104.94	101.05	100.00
NASDAQ Bank
Total shareholder return on common stock	$ 141.22	$ 109.97	$ 100.22	$ 100.00